OTHER ASSETS (Tables)	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other assets

	March 27,	June 27,
	2021	2020

Long-Term Security Deposits for Leases	$4,817,042	$8,177,871
Loans and Other Long-Term Deposits	7,808,326	7,568,738
Other Assets	5,593	53,648

Total Other Assets	$12,630,961	$15,800,257

	2020	2019

Long Term Security Deposits for Leases	$9,752,611	$10,451,381
Loans and other Long-Term Deposits	7,568,738	20,501,166
Other Assets	53,648	1,350,000
Total Other Assets	$17,374,997	$32,302,547